UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 4/30/11

Item 1.  Schedule of Investments.

	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2011 (Unaudited)
Shares		Value
	COMMON STOCK - 87.1%
	AUTO MANUFACTURERS - 7.7%
80,000	Ford Motor Co. *	$ 1,237,600
145,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	967,150
		2,204,750
	BANKS - 20.9%
165,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	1,128,600
3,000	Goldman Sachs Group, Inc. (The)	453,030
235,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	3,901,000
45,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	470,250
		5,952,880
	BIOTECHNOLOGY - 14.1%
7,000	Celgene Corp. *	412,160
12,500	Dendreon Corp. *	542,875
20,000	Illumina, Inc. *	1,419,600
5,000	United Therapeutics Corp. *	334,800
23,500	Vertex Pharmaceuticals, Inc. *	1,292,970
		4,002,405
	COMMERCIAL SERVICES - 3.9%
4,000	Mastercard, Inc. - Cl. A	1,103,560

	COMPUTERS - 3.7%
3,000	Apple, Inc. *	1,044,690

	ELECTRICAL COMPONENTS & EQUIPMENT - 9.7%
50,000	Universal Display Corp. *	2,747,000

	HEALTHCARE-PRODUCTS - 12.3%
14,000	Edwards Lifesciences Corp. *	1,208,900
3,000	Intuitive Surgical, Inc. * +	1,049,100
45,000	MAKO Surgical Corp. *	1,236,150
		3,494,150
	INTERNET - 0.5%
5,000	MakeMyTrip Ltd. *	157,650

	MINING - 8.4%
32,500	Molycorp, Inc. *	2,382,250

	OIL & GAS SERVICES - 3.9%
2,000	Baker Hughes, Inc.	154,820
10,000	Core Laboratories NV	959,800
		1,114,620
	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2011 (Unaudited) (Continued)
Shares		Value
	TELECOMMUNICATIONS - 2.0%
10,000	QUALCOMM, Inc.	$ 568,400

	TOTAL COMMON STOCK (Cost - $20,413,628)	24,772,355

	SHORT-TERM INVESTMENTS - 13.3%
	MONEY MARKET FUND - 13.3%
3,769,467	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,769,467)	3,769,467

	TOTAL INVESTMENTS - 100.4% (Cost - $24,183,095) (a)	$ 28,541,822
	LIABILITIES LESS OTHER ASSETS - (0.4%)	(99,333)
	NET ASSETS - 100.0%	$ 28,442,489

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities including options written as follows:
	Unrealized Appreciation:	$ 4,612,070
	Unrealized Depreciation:	(246,568)
	Net Unrealized Appreciation:	$ 4,365,502
* Non-income producing security.
+ Subject to written option.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.

Schedule of Options Written
Number of Contracts ***	Security, Expiration Date, Exercise Price	Value
12	Intuitive Surgical, Inc., July 2011, Call @ $400 (Premiums received $10,255) (a)	$ 3,480

*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Warrants	$ 24,772,355	$ -	$ -	$ 24,772,355
Money Market Funds	3,769,467	-	-	3,769,467
Total	$ 28,541,822	$ -	$ -	$ 28,541,822

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 3,480	$ -	$ -	$ 3,480
Total	$ 3,480	$ -	$ -	$ 3,480

The Fund did not hold any Level 3 securities during the period.  There were no significant transfers into and out of Level 1 & 2 during the period.

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2011 (Unaudited)
Shares		Value
	COMMON STOCK & WARRANTS - 97.5%
	AEROSPACE/DEFENSE - 1.8%
30,000	BE Aerospace, Inc. *	$ 1,157,700

	AUTO MANUFACTURERS - 7.8%
225,000	Ford Motor Co. *	3,480,750
225,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	1,500,750
		4,981,500
	AUTO PARTS & EQUIPMENT - 3.2%
50,000	Johnson Controls, Inc.	2,050,000

	BANKS - 12.5%
100,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	684,000
12,500	Goldman Sachs Group, Inc. (The) +	1,887,625
325,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	5,395,000
		7,966,625
	BIOTECHNOLOGY - 10.4%
15,000	Dendreon Corp. *	651,450
25,000	Illumina, Inc. *	1,774,500
30,000	United Therapeutics Corp. *	2,008,800
40,000	Vertex Pharmaceuticals, Inc. *	2,200,800
		6,635,550
	COMMERCIAL SERVICES - 4.3%
10,000	Mastercard, Inc. - Cl. A	2,758,900

	COMPUTERS - 6.9%
12,500	Apple, Inc. * +	4,352,875

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.3%
50,000	Universal Display Corp. *	2,747,000

	ELECTRONICS - 1.0%
20,000	Gentex Corp.	627,000

	HEALTHCARE-PRODUCTS - 12.7%
25,000	Edwards Lifesciences Corp. *	2,158,750
30,000	IDEXX Laboratories, Inc. *	2,442,900
10,000	Intuitive Surgical, Inc. *	3,497,000
		8,098,650
	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2011 (Unaudited) (Continued)
Shares		Value
	INTERNET - 2.8%
3,000	Google, Inc. - Cl. A * +	$ 1,632,300
5,000	MakeMyTrip Ltd. *	157,650
		1,789,950
	MACHINERY-DIVERSIFIED - 4.7%
25,000	Cummins, Inc.	3,004,500

	MINING - 0.4%
3,000	Molycorp, Inc. *	219,900

	OIL & GAS SERVICES - 12.3%
27,500	Core Laboratories NV	2,639,450
55,000	Dresser-Rand Group, Inc. *	2,889,700
45,000	Halliburton Co.	2,271,600
		7,800,750
	RETAIL - 2.0%
24,000	Yum! Brands, Inc.	1,287,360

	SEMICONDUCTORS - 2.1%
27,500	Rovi Corp. *	1,335,400

	SOFTWARE - 6.1%
12,500	Salesforce.com, Inc. * +	1,732,500
22,500	Vmware, Inc. - Cl. A *	2,147,175
		3,879,675
	TELECOMMUNICATIONS - 2.2%
25,000	QUALCOMM, Inc.	1,421,000

	TOTAL COMMON STOCK & WARRANTS (Cost - $42,343,124)	62,114,335
Par Amount
	BONDS & NOTES - 1.4%
	AUTO MANUFACTURERS - 1.4%
$ 500,000	Ford Motor Co. Convertible, 4.25%, Due 11/15/16
	TOTAL BONDS & NOTES (Cost - $501,875)	932,500

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2011 (Unaudited) (Continued)
Shares		Value
	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
682,951	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $682,951)	$ 682,951

	TOTAL INVESTMENTS - 100.0% (Cost - $43,527,950) (a)	$ 63,729,786
	LIABILITIES LESS OTHER ASSETS - 0.0%	(18,693)
	NET ASSETS - 100.0%	$ 63,711,093

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities including options written as follows:
	Unrealized Appreciation:	$ 20,551,772
	Unrealized Depreciation:	(356,752)
	Net Unrealized Appreciation:	$ 20,195,020
* Non-income producing security.
+ Subject to written option.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.

Schedule of Options Written
Number of Contracts ***	Security, Expiration Date, Exercise Price	Value
25	Apple, Inc., May 2011, Call @ $330	$ 53,750
25	Apple, Inc., May 2011, Call @ $340	34,625
25	Salesforce.com, Inc., May 2011, Call @ $125	37,750
10	Google, Inc. - Cl. A, May 2011, Call @ $530	16,700
10	Google, Inc. - Cl. A, May 2011, Call @ $540	10,200
50	Goldman Sachs Group, Inc., May 2011, Call @ $150	17,250
	TOTAL OPTIONS WRITTEN (Premiums received $163,459) (a)	$ 170,275

*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011(Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Warrants	$ 62,114,335	$ -	$ -	$ 62,114,335
Bonds & Notes	-	932,500	-	932,500
Money Market Funds	682,951	-	-	682,951
Total	$ 62,797,286	$ 932,500	$ -	$ 63,729,786

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 170,275	$ -	$ -	$ 170,275
Total	$ 170,275	$ -	$ -	$ 170,275

The Fund did not hold any Level 3 securities during the period.  There were no significant transfers into and out of Level 1 & 2 during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

 6/20/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/20/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/20/11